NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Basic And Diluted Net Income Per Share
Basic and diluted net income (loss) per share was as follows:

	Years Ended December 31,
	2013	2012	2011
	(As adjusted)*
	(In thousands, except per share amounts)
Basic net income (loss) per share:
Net income (loss)	$(21,067)	$41,204	$27,989
Weighted average common shares outstanding	28,416	28,232	28,952
Basic net income (loss) per common share	$(0.74)	$1.46	$0.97

Diluted net income (loss) per share:
Net income (loss)	$(21,067)	$41,204	$27,989

Weighted average common shares outstanding — Basic	28,416	28,232	28,952
Effect of dilutive securities:
Stock options and restricted stock	—	284	543
Weighted average common shares for diluted earnings per share	28,416	28,516	29,495
Diluted net income (loss) per common share	$(0.74)	$1.44	$0.95